JTD
Nuveen Tax-Advantaged Dividend Growth Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 144.0% (97.9% of Total Investments)
	COMMON STOCKS – 108.1% (73.5% of Total Investments)
	Aerospace & Defense – 2.6%
107,807	BAE Systems PLC, Sponsored ADR, (2)	$3,295,660
9,388	Lockheed Martin Corp	3,239,799
	Total Aerospace & Defense	6,535,459
	Banks – 4.7%
36,760	BOC Hong Kong Holdings Ltd, Sponsored ADR	2,207,438
31,163	JPMorgan Chase & Co	5,101,072
63,603	Toronto-Dominion Bank	4,207,338
	Total Banks	11,515,848
	Beverages – 1.4%
22,986	PepsiCo Inc	3,457,324
	Biotechnology – 1.4%
32,333	AbbVie Inc	3,487,761
	Building Products – 1.3%
18,624	Trane Technologies PLC	3,215,434
	Capital Markets – 4.4%
34,148	Charles Schwab Corp	2,487,340
9,964	CME Group Inc, (3)	1,926,838
49,659	Macquarie Group Ltd, ADR	6,528,555
	Total Capital Markets	10,942,733
	Chemicals – 5.8%
27,244	International Flavors & Fragrances Inc	3,643,068
124,812	Koninklijke DSM NV, Sponsored ADR, (2)	6,238,104
15,035	Linde PLC, (2)	4,410,968
	Total Chemicals	14,292,140
	Communications Equipment – 3.2%
59,538	Cisco Systems Inc	3,240,653
19,975	Motorola Solutions Inc, (3)	4,640,592
	Total Communications Equipment	7,881,245
	Consumer Finance – 1.6%
23,439	American Express Co	3,926,736
	Containers & Packaging – 2.7%
393,431	Amcor PLC, (2)	4,559,865

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Containers & Packaging (continued)
14,463	Packaging Corp of America	$1,987,795
	Total Containers & Packaging	6,547,660
	Diversified Financial Services – 1.9%
49,239	ORIX Corp, Sponsored ADR	4,654,070
	Diversified Telecommunication Services – 2.5%
95,951	AT&T Inc	2,591,636
268,016	HKT Trust & HKT Ltd, ADR	3,670,104
	Total Diversified Telecommunication Services	6,261,740
	Electric Utilities – 3.2%
46,204	NextEra Energy Inc, (3)	3,627,938
203,027	SSE PLC, Sponsored ADR, (2)	4,302,142
	Total Electric Utilities	7,930,080
	Electronic Equipment, Instruments & Components – 0.6%
65,649	Alps Alpine Co Ltd, ADR	1,433,301
	Food Products – 2.2%
35,640	Mondelez International Inc, Class A	2,073,535
28,733	Nestle SA, Sponsored ADR, (2)	3,453,994
	Total Food Products	5,527,529
	Gas Utilities – 1.5%
341,866	Snam SpA, ADR, (2)	3,760,526
	Health Care Equipment & Supplies – 3.5%
23,540	Abbott Laboratories	2,780,780
43,485	Baxter International Inc	3,497,499
18,497	Medtronic PLC	2,318,599
	Total Health Care Equipment & Supplies	8,596,878
	Health Care Providers & Services – 2.9%
7,008	Anthem Inc	2,612,583
11,584	UnitedHealth Group Inc, (2)	4,526,332
	Total Health Care Providers & Services	7,138,915
	Hotels, Restaurants & Leisure – 2.8%
15,125	McDonald's Corp, (2)	3,646,789
51,301	Restaurant Brands International Inc, (3)	3,139,108
	Total Hotels, Restaurants & Leisure	6,785,897
	Household Products – 1.2%
191,864	Reckitt Benckiser Group PLC, Sponsored ADR	3,031,451
	Industrial Conglomerates – 1.4%
16,233	Honeywell International Inc, (2)	3,445,941

Shares	Description (1)	Value
	Insurance – 3.6%
69,039	AIA Group Ltd, Sponsored ADR	$3,176,484
14,526	Chubb Ltd	2,519,971
21,655	Marsh & McLennan Cos Inc	3,279,217
	Total Insurance	8,975,672
	IT Services – 4.0%
18,407	Accenture PLC, Class A, (3)	5,888,767
32,057	Fidelity National Information Services Inc, (2)	3,900,696
	Total IT Services	9,789,463
	Media – 1.9%
84,039	Comcast Corp, Class A, (3)	4,700,301
	Multi-Utilities – 1.1%
3,422	Sempra Energy	432,883
26,753	WEC Energy Group Inc, (3)	2,359,615
	Total Multi-Utilities	2,792,498
	Oil, Gas & Consumable Fuels – 5.0%
24,355	Chevron Corp, (3)	2,470,815
102,301	Enbridge Inc, (2)	4,071,580
35,340	Phillips 66	2,474,860
71,485	TotalEnergies SE, Sponsored ADR	3,426,276
	Total Oil, Gas & Consumable Fuels	12,443,531
	Personal Products – 1.2%
52,548	Unilever PLC, Sponsored ADR	2,849,153
	Pharmaceuticals – 8.8%
311,133	Astellas Pharma Inc, ADR	5,139,917
46,378	Hikma Pharmaceuticals PLC, Sponsored ADR	3,064,143
31,060	Merck & Co Inc	2,332,917
68,795	Novo Nordisk A/S, Sponsored ADR, (2)	6,605,008
95,845	Sanofi, ADR, (2)	4,620,688
	Total Pharmaceuticals	21,762,673
	Professional Services – 1.4%
82,025	Experian PLC, Sponsored ADR, (2)	3,435,207
	Real Estate Management & Development – 1.8%
747,797	CapitaLand Ltd, Sponsored ADR, (2)	4,419,480
	Road & Rail – 1.4%
18,140	Union Pacific Corp	3,555,621
	Semiconductors & Semiconductor Equipment – 3.4%
8,343	Broadcom Inc	4,045,771

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
22,981	Texas Instruments Inc, (2)	$4,417,178
	Total Semiconductors & Semiconductor Equipment	8,462,949
	Software – 5.2%
28,894	Microsoft Corp, (3)	8,145,796
34,421	SAP SE, Sponsored ADR, (2)	4,648,212
	Total Software	12,794,008
	Specialty Retail – 3.0%
20,945	Lowe's Cos Inc, (2)	4,248,902
49,663	TJX Cos Inc	3,276,765
	Total Specialty Retail	7,525,667
	Technology Hardware, Storage & Peripherals – 3.1%
54,767	Apple Inc, (2)	7,749,531
	Textiles, Apparel & Luxury Goods – 3.6%
27,026	adidas AG, Sponsored ADR	4,273,351
31,334	LVMH Moet Hennessy Louis Vuitton SE, ADR, (2)	4,489,536
	Total Textiles, Apparel & Luxury Goods	8,762,887
	Tobacco – 1.5%
37,983	Philip Morris International Inc	3,600,409
	Trading Companies & Distributors – 2.1%
88,974	ITOCHU Corp, ADR	5,225,443
	Wireless Telecommunication Services – 3.2%
307,984	KDDI Corp, ADR	5,054,017
190,080	Vodafone Group PLC, Sponsored ADR, (2)	2,936,736
	Total Wireless Telecommunication Services	7,990,753
	Total Common Stocks (cost $181,331,024)	267,203,914

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 19.5% (13.3% of Total Investments)
	Auto Components – 0.4%
$450	Adient US LLC, 144A	9.000%	4/15/25	BB-	$486,000
400	American Axle & Manufacturing Inc	6.500%	4/01/27	B+	417,000
850	Total Auto Components				903,000
	Automobiles – 0.8%
757	General Motors Financial Co Inc	5.700%	N/A (5)	BB+	871,496

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Automobiles (continued)
$1,045	General Motors Financial Co Inc	6.500%	N/A (5)	BB+	$1,178,238
1,802	Total Automobiles				2,049,734
	Banks – 8.1%
2,110	Bank of America Corp	6.500%	N/A (5)	BBB+	2,361,090
170	Bank of America Corp	6.300%	N/A (5)	BBB+	197,200
1,700	CIT Group Inc	5.800%	N/A (5)	Ba3	1,736,125
1,975	Citigroup Inc	6.250%	N/A (5)	BBB-	2,286,477
275	CoBank ACB	6.250%	N/A (5)	BBB+	314,388
125	JPMorgan Chase & Co	6.100%	N/A (5)	BBB+	135,850
2,775	JPMorgan Chase & Co	6.750%	N/A (5)	BBB+	3,045,562
625	Lloyds Bank PLC, 144A	12.000%	N/A (5)	Baa3	645,200
975	M&T Bank Corp	6.450%	N/A (5)	Baa2	1,063,969
2,000	PNC Financial Services Group Inc, (3-Month LIBOR reference rate + 3.678% spread), (6)	3.804%	N/A (5)	Baa2	2,004,882
805	Regions Financial Corp	5.750%	N/A (5)	BB+	897,817
910	SVB Financial Group	4.000%	N/A (5)	Baa2	932,750
1,200	Truist Financial Corp	4.950%	N/A (5)	Baa2	1,310,784
1,725	Wells Fargo & Co	5.875%	N/A (5)	Baa2	1,922,530
1,150	Zions Bancorp NA	7.200%	N/A (5)	BB+	1,244,231
18,520	Total Banks				20,098,855
	Capital Markets – 1.5%
550	Charles Schwab Corp	7.000%	N/A (5)	BBB	559,625
1,525	Charles Schwab Corp	5.375%	N/A (5)	BBB	1,694,656
750	Goldman Sachs Group Inc	3.650%	N/A (5)	BBB-	750,938
550	Goldman Sachs Group Inc	5.300%	N/A (5)	BBB-	606,485
3,375	Total Capital Markets				3,611,704
	Consumer Finance – 1.6%
1,256	Ally Financial Inc	4.700%	N/A (5)	BB-	1,307,308
400	Ally Financial Inc	4.700%	N/A (5)	BB-	418,000
925	American Express Co	3.550%	N/A (5)	Baa2	942,436
1,250	Discover Financial Services	5.500%	N/A (5)	Ba2	1,355,000
3,831	Total Consumer Finance				4,022,744
	Diversified Financial Services – 0.8%
925	American AgCredit Corp, 144A	5.250%	N/A (5)	BB+	941,187
990	Voya Financial Inc	6.125%	N/A (5)	BBB-	1,058,409
1,915	Total Diversified Financial Services				1,999,596
	Electric Utilities – 1.2%
1,760	Emera Inc	6.750%	6/15/76	BB+	2,092,657

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Electric Utilities (continued)
$850	NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	$997,050
2,610	Total Electric Utilities				3,089,707
	Food Products – 0.9%
1,950	Land O' Lakes Inc, 144A	8.000%	N/A (5)	BB	2,101,125
	Health Care Providers & Services – 0.4%
450	MEDNAX Inc, 144A	6.250%	1/15/27	B+	473,062
600	Tenet Healthcare Corp, 144A	7.500%	4/01/25	B+	636,750
1,050	Total Health Care Providers & Services				1,109,812
	Insurance – 2.5%
325	Enstar Finance LLC	5.750%	9/01/40	BB+	346,311
895	Liberty Mutual Group Inc, 144A	7.800%	3/15/37	Baa3	1,202,085
300	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	416,973
525	MetLife Inc, 144A	9.250%	4/08/38	BBB	798,063
1,000	MetLife Inc	10.750%	8/01/39	BBB	1,741,507
1,000	Nationwide Financial Services Inc	6.750%	5/15/37	Baa2	1,225,000
500	Progressive Corp	5.375%	N/A (5)	BBB+	518,750
4,545	Total Insurance				6,248,689
	Media – 0.4%
825	DISH DBS Corp	7.375%	7/01/28	B2	874,892
	Multi-Utilities – 0.3%
600	Sempra Energy	4.875%	N/A (5)	BBB-	651,000
	Oil, Gas & Consumable Fuels – 0.4%
800	Transcanada Trust	5.875%	8/15/76	BBB	896,000
	U.S. Agency – 0.2%
525	Farm Credit Bank of Texas, 144A	6.200%	N/A (5)	BBB+	573,825
$43,198	Total $1,000 Par (or similar) Institutional Preferred (cost $45,792,254)				48,230,683

Shares	Description (1)	Coupon	Ratings (4)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 10.2% (6.9% of Total Investments)
	Banks – 3.6%
30,400	Citigroup Inc	7.125%	BBB-	$849,072
8,700	CoBank ACB, (7)	6.250%	BBB+	900,450
2,209	CoBank ACB, (7)	6.125%	BBB+	220,900
4,750	Farm Credit Bank of Texas, 144A, (7)	6.750%	Baa1	508,250
29,100	Fifth Third Bancorp	6.625%	Baa3	823,530
31,541	FNB Corp/PA	7.250%	Ba1	892,611
32,975	KeyCorp	6.125%	Baa3	1,002,440

Shares	Description (1)	Coupon	Ratings (4)	Value
	Banks (continued)
14,188	People's United Financial Inc	5.625%	BB+	$402,939
15,687	Regions Financial Corp	6.375%	BB+	446,452
56,493	US Bancorp	6.500%	Baa1	1,436,617
30,108	Western Alliance Bancorp	6.250%	N/R	774,980
27,700	Western Alliance Bancorp, (7), (8)	4.250%	Ba1	719,092
	Total Banks			8,977,333
	Capital Markets – 1.4%
58,535	Morgan Stanley	7.125%	Baa3	1,668,833
19,600	Morgan Stanley	6.875%	Baa3	549,192
31,447	Stifel Financial Corp	6.250%	BB-	856,302
11,000	Stifel Financial Corp	6.125%	BB-	310,200
	Total Capital Markets			3,384,527
	Consumer Finance – 0.4%
21,300	Capital One Financial Corp	5.000%	Baa3	563,811
3,563	GMAC Capital Trust I	5.910%	Ba2	89,930
17,000	Synchrony Financial	5.625%	BB-	453,220
	Total Consumer Finance			1,106,961
	Diversified Telecommunication Services – 0.4%
32,700	Qwest Corp	6.750%	BBB-	866,223
	Equity Real Estate Investment Trust – 0.6%
17,200	Pebblebrook Hotel Trust	6.375%	N/R	439,460
17,500	Pebblebrook Hotel Trust	5.700%	N/R	437,500
8,700	Summit Hotel Properties Inc, (8)	5.875%	N/R	227,345
17,200	Sunstone Hotel Investors Inc	6.125%	N/R	444,792
	Total Equity Real Estate Investment Trust			1,549,097
	Food Products – 1.1%
550	CHS Inc	7.875%	N/R	15,713
46,657	CHS Inc	7.100%	N/R	1,309,662
50,765	CHS Inc	6.750%	N/R	1,427,512
	Total Food Products			2,752,887
	Insurance – 1.6%
32,616	Argo Group US Inc	6.500%	BBB-	851,278
31,236	Athene Holding Ltd	6.350%	BBB	926,460
20,190	Athene Holding Ltd	6.375%	BBB	572,790
32,400	Enstar Group Ltd	7.000%	BB+	948,996

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Coupon	Ratings (4)	Value
	Insurance (continued)
27,150	Hartford Financial Services Group Inc	7.875%	Baa2	$704,542
	Total Insurance			4,004,066
	Multi-Utilities – 0.4%
32,500	Algonquin Power & Utilities Corp	6.200%	BB+	899,600
	Thrifts & Mortgage Finance – 0.4%
33,214	New York Community Bancorp Inc	6.375%	Ba2	951,249
	Wireless Telecommunication Services – 0.3%
23,000	United States Cellular Corp	6.250%	BB+	623,300
	Total $25 Par (or similar) Retail Preferred (cost $23,475,219)			25,115,243

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 4.0% (2.7% of Total Investments)
	Automobiles – 0.5%
$350	Ford Motor Co	8.500%	4/21/23	BB+	$384,979
610	Ford Motor Co	9.000%	4/22/25	BB+	733,543
960	Total Automobiles				1,118,522
	Consumer Finance – 0.1%
245	Capital One Financial Corp	3.950%	9/01/70	Baa3	252,350
	Containers & Packaging – 0.2%
425	Sealed Air Corp, 144A	6.875%	7/15/33	BB+	555,212
	Entertainment – 0.5%
1,157	Liberty Interactive LLC	8.500%	7/15/29	BB	1,313,195
	Food & Staples Retailing – 0.4%
975	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	7.500%	3/15/26	BB	1,053,000
	Insurance – 0.4%
900	SBL Holdings Inc, 144A	6.500%	12/30/49	BB	888,750
	Interactive Media & Services – 0.4%
860	TripAdvisor Inc, 144A	7.000%	7/15/25	BB-	911,600
	Media – 0.3%
575	ViacomCBS Inc	6.875%	4/30/36	BBB	821,699
	Metals & Mining – 0.1%
225	ArcelorMittal SA	7.000%	10/15/39	BBB-	317,531

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Oil, Gas & Consumable Fuels – 0.3%
$715	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	$739,578
	Semiconductors & Semiconductor Equipment – 0.4%
810	Amkor Technology Inc, 144A	6.625%	9/15/27	BB	867,712
	Specialty Retail – 0.4%
825	Bath & Body Works Inc	6.875%	11/01/35	BB	1,035,375
$8,672	Total Corporate Bonds (cost $7,997,878)				9,874,524

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 2.2% (1.5% of Total Investments)
	Banks – 0.8%
575	Bank of America Corp	7.250%	BBB+	$829,391
825	Wells Fargo & Co	7.500%	Baa2	1,222,650
	Total Banks			2,052,041
	Electric Utilities – 0.4%
17,700	NextEra Energy Inc	6.219%	BBB	904,647
3,200	Southern Co	6.750%	BBB	163,232
	Total Electric Utilities			1,067,879
	Multi-Utilities – 0.3%
6,900	Dominion Energy Inc	7.250%	BBB-	670,197
	Semiconductors & Semiconductor Equipment – 0.7%
1,050	Broadcom Inc	8.000%	N/R	1,608,611
	Total Convertible Preferred Securities (cost $4,666,381)			5,398,728
	Total Long-Term Investments (cost $263,262,756)			355,823,092

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.0% (2.1% of Total Investments)
	REPURCHASE AGREEMENTS – 3.0% (2.1% of Total Investments)
$7,452	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $7,452,122, collateralized by $7,255,500, U.S. Treasury Bonds, 2.250%, due 5/15/41, value $7,601,272	0.000%	10/01/21	$7,452,122
	Total Short-Term Investments (cost $7,452,122)			7,452,122
	Total Investments (cost $270,714,878) – 147.0%			363,275,214
	Borrowings – (44.1)% (9), (10)			(109,000,000)
	Other Assets Less Liabilities – (2.9)% (11)			(7,126,532)
	Net Assets Applicable to Common Shares – 100%			$247,148,682

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Investments in Derivatives
Options Purchased
Description (12)	Type	Number of Contracts	Notional Amount (13)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	50	$23,000,000	$4,600	10/15/21	$2,500
Total Options Purchased (premiums paid $32,578)		50	$23,000,000			$2,500

Options Written
Description (12)	Type	Number of Contracts	Notional Amount (13)	Exercise Price	Expiration Date	Value
Russell 2000® Index	Call	(25)	$(5,875,000)	$2,350	10/15/21	$(7,063)
S&P 500® Index	Call	(100)	(45,000,000)	4,500	10/15/21	(27,000)
S&P 500® Index	Call	(50)	(23,000,000)	4,600	10/15/21	(2,500)
Total Options Written (premiums received $424,613)		(175)	$(73,875,000)			$(36,563)

Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (14)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co	$52,500,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$(3,258,423)	$(3,258,423)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$267,203,914	$ —	$ —	$267,203,914
$1,000 Par (or similar) Institutional Preferred	—	49,371,783	—	49,371,783
$25 Par (or similar) Retail Preferred	22,766,551	2,348,692	—	25,115,243
Corporate Bonds	—	8,733,424	—	8,733,424
Convertible Preferred Securities	5,398,728	—	—	5,398,728
Short-Term Investments:
Repurchase Agreements	—	7,452,122	—	7,452,122
Investments in Derivatives:
Options Purchased	2,500	—	—	2,500
Options Written	(36,562)	—	—	(36,562)
Interest Rate Swaps*	—	(3,258,423)	—	(3,258,423)
Total	$295,335,131	$64,647,598	$ —	$359,982,729

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $89,900,690.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Perpetual security. Maturity date is not applicable.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9)	Borrowings as a percentage of Total Investments is 30.0%.
(10)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $250,100,418 have been pledged as collateral for borrowings.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.
(12)	Exchange-traded, unless otherwise noted.
(13)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(14)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
S&P	Standard & Poor's